Subsequent Event - Additional Information (Detail) - USD ($)			1 Months Ended		2 Months Ended
	Jun. 25, 2020	Apr. 17, 2020	May 01, 2020	[1],[2]	Jun. 30, 2020
Note payable - related party					$ 75,000
Over-Allotment Units | Founder | Maximum
Shares forfeited		750,000
Class B Common Stock | Sponsor
Issuance of common stock to Sponsor, shares	5,750,000	5,031,250	5,750,000		5,750,000
Class B Common Stock | Sponsor | Founder
Issuance of common stock to Sponsor, shares		5,031,250
Subsequent Event
Note payable - related party					$ 75,000
Subsequent Event | Over-Allotment Units | Founder | Maximum
Shares forfeited	750,000
Subsequent Event | Class B Common Stock | Sponsor
Stock dividend, shares	718,750
Issuance of common stock to Sponsor, shares	5,750,000

[1]	On June 25, 2020, the Company effected a stock dividend with respect to the Class B common stock, resulting in the sponsor holding an aggregate of 5,750,000 founder shares . All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number includes up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.